Leases - Components of lease cost (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Leases
Operating lease cost	¥ 22,854	¥ 23,502	¥ 47,163
Short-term lease cost	1,660	2,679	4,234
Total	¥ 24,514	¥ 26,181	¥ 51,397